Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2021
Business Combinations and Divestitures
Business Combinations and Divestitures

Section D — Invested Capital

This section highlights our non-current assets including investments that form the basis of our operating activities. Additions to invested capital include separate asset acquisitions or business combinations. Further, we disclose information about purchase obligations and capital contributions.

(D.1) Business Combinations and Divestitures

y Measuring Non-Controlling Interests and Allocation of Consideration Transferred

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–      Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–      Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–      Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

We acquire businesses in specific areas of strategic interest to us, particularly to broaden our product and service portfolio.

2021 Acquisitions

In 2021, we closed the acquisition of Signavio GmbH, Berlin, Germany, (“Signavio”) and of Clarabridge, Inc., Reston, Virginia, United States, (“Clarabridge”).

Signavio Acquisition

In January 2021, SAP announced it had entered into an agreement to acquire Signavio, a leader in the enterprise business process intelligence and process management space that enables companies to understand, improve, transform, and manage all their business processes quickly and at scale.

The purchase price was €949 million. The transaction closed on March 5, 2021, following satisfaction of regulatory and other approvals. The Signavio operating results and assets and liabilities are reflected in our consolidated financial statements starting on that date.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Signavio, as at the acquisition date:

Signavio Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	949

The initial accounting for the Signavio business combination is incomplete because we are still obtaining the information necessary to identify and measure items such as tax-related assets and liabilities of Signavio. Accordingly, the amounts recognized in our financial statements for these items are regarded provisional as at December 31, 2021.

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Signavio goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

–	Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization
–

The acquisition of Signavio complements SAP's business process intelligence offerings and will help create new offerings by combining Signavio products and SAP products, but is also expected to result, for example, in increased SAP S/4HANA and RISE with SAP sales.

–	Improved profitability in Signavio sales and operations

The allocation of the goodwill resulting from the Signavio acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Signavio business combination. For more information, see Note (D.2).

Clarabridge Acquisition

On October 1, 2021 (after receipt of required regulatory approvals and satisfaction or waiver of other customary closing conditions), Qualtrics completed its previously announced acquisition of Clarabridge, a customer experience management software company headquartered in Reston, Virginia, United States, pursuant to an Agreement and Plan of Reorganization and Merger. The number of Qualtrics class A common stock issued to the sellers was fixed based on a valuation of US$1,125 million (subject to certain adjustments) – the assumed Qualtrics share price was US$37.33. The actual consideration transferred (mainly in shares valued at the acquisition date fair value of the common stock) amounted to US$1,298 million (€1,116 million). This includes €910 million of issued shares, €115 million of assumed awards as well as €91 million of cash paid.

Qualtrics has (1) assumed, amended, and restated Clarabridge stock plans, and (2) converted the assumed options to purchase shares of Clarabridge stock outstanding into corresponding Qualtrics options. Qualtrics has granted equity incentive awards to certain continuing employees of Clarabridge and its subsidiaries under their own Qualtrics equity plan at Qualtrics’ sole discretion. For more information see Note (B.3).

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Clarabridge, as at the acquisition date:

Clarabridge Acquisition: Recognized Assets and Liabilities

€ millions
Intangible assets	218
Other identifiable assets	79
Total identifiable assets	297
Other identifiable liabilities	103
Total identifiable liabilities	103
Total identifiable net assets	194
Goodwill	922
Total consideration transferred	1,116

The initial accounting for the business combination is preliminary as at December 31, 2021 (as we are still in the process of collecting the information necessary to determine the fair value of, for example, intangible assets as well as tax assets and liabilities).

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

The Clarabridge goodwill consists largely of the synergies that SAP expects to achieve from combining the acquired assets and operations with its existing operations, especially in its Qualtrics subsidiary.

For more information about the allocation of goodwill to our segments (benefitting from the acquisition), see Note (D.2).

Impact of Business Combinations on Our Financial Statements

The amounts of revenue and profit or loss of the Signavio and Clarabridge businesses acquired in 2021 since the acquisition date are included in the 2021 consolidated income statements as follows:

2021 Acquisitions: Impact on SAP’s Financials (Signavio and Clarabridge)

€ millions	2021	Contribution of 2021 Acquisitions
	as Reported
 Revenue	27,842	70
 Profit after tax	5,376	-89

Had the acquired entities been consolidated as at January 1, 2021, our 2021 revenue and profit after tax would not have been materially different.

2021 Divestitures

On April 13, 2021, SAP and investment company Dediq GmbH, Munich, Germany, (“Dediq”) announced that they had agreed to enter into a partnership in the area of financial services. Following the close of the transaction in September 2021 (after satisfaction of all closing conditions including regulatory approvals), SAP and Dediq jointly own the new “SAP Fioneer” entity (with SAP owning a minority share).

SAP and SAP Fioneer have executed transition service and go-to-market agreements, among others.

The disposal gain relating to the transfer of the business (predominantly IP and employees) is included in Other operating income/expense, net (€77 million for both IFRS and non-IFRS).

2020 Acquisitions

On November 4, 2020, we concluded the acquisition of 100% of the shares of Emarsys eMarketing Systems AG, Vienna, Austria, (“Emarsys”) following satisfaction of applicable regulatory and other approvals.

The operating results and assets and liabilities of Emarsys are reflected in our consolidated financial statements from November 4, 2020, onwards.

Measurement period adjustments recorded in both 2021 and 2020 were not material (the measurement period adjustments have resulted in an adjustment of our 2020 numbers – reducing goodwill along with non-current provisions by €6 million ; a further reduction of goodwill by €16 million was caused by adjustments of tax items).

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Emarsys goodwill is attributed to expected synergies from the acquisition, particularly in the following areas:

–Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization

–Emarsys offerings complementing the existing SAP Customer Experience solutions

–Improved profitability in Emarsys sales and operations

2020 Divestitures

On May 5, 2020, SAP and Sinch AB, Stockholm, Sweden, ( “Sinch”) announced that they had entered into a definitive agreement for Sinch to acquire the SAP Digital Interconnect group. The business sold (which was a non-reportable segment to SAP) consists of several SAP subsidiaries as well as assets transferred from certain SAP entities. The initial cash purchase price was €225 million (on a cash-free, debt-free basis). The disposal gain of €194 million (IFRS) and €128 million (non-IFRS) is included in Other operating income/expense, net.

The transaction closed on November 1, 2020, following satisfaction of applicable regulatory and other approvals.

Due to immateriality, we have not separately presented the business as a discontinued operation.

2019 Acquisitions

On January 23, 2019, we concluded the acquisition of Qualtrics International Inc. (“Qualtrics”), following satisfaction of applicable regulatory and other approvals.

Qualtrics is a leading provider of experience management solutions. By combining Qualtrics products and SAP products, we aim to deliver an end-to-end experience and operational management system to our customers.

We acquired 100% of the Qualtrics shares for approx. US$35 per share, representing consideration transferred in cash of approximately US$7.1 billion. In addition to the cash payments, SAP also incurred liabilities and post-closing expenses relating to assumed share-based payment awards amounting to approximately US$0.9 billion.

The operating results and assets and liabilities of Qualtrics are reflected in our consolidated financial statements from January 23, 2019, onward.

Qualtrics Acquisition: Consideration Transferred

€ millions
Cash paid	6,212
Liabilities incurred	237
Total consideration transferred	6,449

The liabilities incurred related to the earned portion of unvested share-based payment awards. These liabilities were incurred by replacing, upon acquisition, equity-settled share-based payment awards held by employees of Qualtrics with cash-settled share-based payment awards, which are subject to forfeiture. The respective liabilities represent the portion of the replacement awards that relates to pre-acquisition services provided by the acquiree’s employees and were measured at the fair value determined under IFRS 2.

Measurement period adjustments recorded in both 2020 and 2019 were not material.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Qualtrics, as at the acquisition date.

Qualtrics Acquisition: Recognized Assets and Liabilities

€ millions
Cash and cash equivalents	138
Other financial assets	1
Trade and other receivables	37
Other non-financial assets	20
Property, plant, and equipment	75
Intangible assets	1,803
Thereof acquired technology	575
Thereof customer relationship and other intangibles	1,226
Thereof software and database licenses	2
Total identifiable assets	2,074
Trade and other payables	97
Financial liabilities	53
Current and deferred tax liabilities	317
Provisions and other non-financial liabilities	41
Contract liabilities	129
Total identifiable liabilities	637
Total identifiable net assets	1,437
Goodwill	5,012
Total consideration transferred	6,449

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and skills of the acquired businesses’ workforces.

Qualtrics goodwill was attributed to expected synergies from the acquisition, particularly in the following areas:

–Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization

-      Creation of new offerings by combining Qualtrics products and SAP products to deliver an end-to-end experience and operational management system to the customers

-      Improved profitability in Qualtrics sales and operations

The allocation of the goodwill resulting from the Qualtrics acquisition to our operating segments was depending on how our operating segments actually benefit from the synergies of the Qualtrics business combination.

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Qualtrics business acquired in 2019 since the acquisition date were included in our 2019 consolidated income statements as follows:

Qualtrics Acquisition: Impact on SAP’s Financials

€ millions	2019	Contribution of
	as Reported	Qualtrics
 Revenue	27,553	429
 Profit after tax	3,370	-526

Had Qualtrics been consolidated as at January 1, 2019, our 2019 revenue and profit after tax would not have been materially different.